23. SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Quantity purchased (in units)		7,409,500
Amount paid for the shares		R$ 58,264	R$ 58,264
Treasury share market price	[1]	R$ 235,993
Bottom of range [member]
Disclosure of classes of share capital [line items]
Share price		R$ 4.48
Top of range [member]
Disclosure of classes of share capital [line items]
Share price		10.07
Average [member]
Disclosure of classes of share capital [line items]
Share price		R$ 7.86

[1]	The average share price on December 31, 2020 was used in the amount of R$31.85 per share.